Share-Based Payments (Tables)	3 Months Ended
Mar. 31, 2026
Share-Based Payments [Abstract]
Schedule of RSU Share Based Payment
RSUs Share based payment transaction with an equity component	Fair Value R$

Equity-settled:

Outstanding on December 31, 2025	131,325
Granted during the period	5,553
Forfeited/cancelled during the period	(987)
Vested during the period	-
Outstanding on March 31, 2026	135,891

Cash-settled:

Outstanding on December 31, 2025	74,315
Granted during the period	22,798
Forfeited/cancelled during the	(604)
Vested during the period	(37,023)
Outstanding on March 31, 2026	59,486

Schedule of Total Expense Recognized In Profit or Loss

For the three-month period ended March 31, 2026, the total expense recognized in profit or loss related to share-based payment arrangements amounted to R$ 3,266, as follows:

Three-month period ended March 31, 2026	R$

Expense related to share based payment transaction with an equity component	(4,566)
Expense related to cash-settled awards	(22,194)
Payroll taxes and social charges related to share-based payment arrangements	21,610
Total share-based payment expense recognized in profit or loss	(5,150)